PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 155,640	$ 153,019
Additions, net of disposals and assets reclassified as held for sale	6,708
Foreign currency translation	6,275
Disposals, property, plant and equipment	7,601
Depreciation expenses	$ (3,714)